FVM - Valuation adjustments (Detail 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Day-1 Profit Or Loss [Line Items]
Balance at the beginning of the year	SFr 371	SFr 421	SFr 480
Profit / (loss) deferred on new transactions	242	254	268
(Profit) / loss recognized in the income statement	(274)	(290)	(321)
(Profit) / loss recognized in other comprehensive income		(23)
Foreign currency translation	(10)	9	(6)
Balance at the end of the year	329	371	421
UBS AG
Deferred Day-1 Profit Or Loss [Line Items]
Balance at the beginning of the year	371	421	480
Profit / (loss) deferred on new transactions	242	254	268
(Profit) / loss recognized in the income statement	(274)	(290)	(321)
(Profit) / loss recognized in other comprehensive income		(23)
Foreign currency translation	(10)	9	(6)
Balance at the end of the year	SFr 329	SFr 371	SFr 421